Fair Value - Significant Unobservable Inputs (Q2) (Details)	Jun. 30, 2025	May 15, 2025	Apr. 14, 2025	Dec. 31, 2024	Oct. 01, 2024
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input				2	2
Earnout shares, measurement input	6.3			6.8	7
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	4.8			13.85	10.87
Stock price | 2024 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	4.8			13.85
Stock price | 2025 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	4.8
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input				1.20	1.20
Earnout shares, measurement input	0.56			0.56	0.56
Volatility | 2024 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	0.56			0.56
Volatility | 2025 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	0.56
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input				0.31	0.18
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input				0.45	0.45
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input				0.0423	0.0351
Earnout shares, measurement input	0.0387			0.0442	0.0362
AeroFlexx yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input	0.1331
Revenue risk premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	0.282			0.361
Revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	1.52			1.76
Credit spread | 2024 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	0.256			0.188
Credit spread | 2025 WTI Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
WTI warrants, measurement input	0.256
Debt Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability - Convertible Debentures, measurement input	0.406	0.426	0.445